QUARTERLY RESULTS OR OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 25, 2010	Apr. 25, 2010	Jan. 24, 2010	Oct. 30, 2011	Oct. 31, 2010		Oct. 25, 2009
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net Sales	$ 2,103,898,000	$ 1,910,592,000	$ 1,959,041,000	$ 1,921,558,000	$ 2,063,039,000	$ 1,730,451,000	$ 1,699,782,000	$ 1,727,447,000	$ 7,895,089,000	$ 7,220,719,000		$ 6,533,671,000
Gross Profit	336,026,000	297,855,000	326,227,000	374,005,000	354,973,000	284,915,000	280,467,000	318,387,000	1,334,113,000	1,238,742,000		1,098,871,000
Net Earnings	118,495,000	99,964,000	110,702,000	150,035,000	122,608,000	86,364,000	78,535,000	112,269,000	479,196,000	399,776,000		345,978,000
Net Earnings Attributable to Hormel Foods Corporation	117,309,000	98,481,000	109,579,000	148,826,000	121,148,000	85,370,000	77,862,000	111,207,000	474,195,000	395,587,000		342,813,000
Basic Earnings Per Share (in dollars per share)	$ 0.44	$ 0.37	$ 0.41	$ 0.56	$ 0.46	$ 0.32	$ 0.29	$ 0.42	$ 1.78	$ 1.48	[1]	$ 1.28	[1]
Diluted Earnings Per Share (in dollars per share)	$ 0.43	$ 0.36	$ 0.40	$ 0.55	$ 0.45	$ 0.32	$ 0.29	$ 0.41	$ 1.74	$ 1.46	[1]	$ 1.27	[1]
Write-down of fixed assets and employee related costs, charged to net earnings, pre-tax							9,700,000
Write-down of fixed assets and employee related costs, charged to net earnings, net of tax							6,300,000
Write-down of fixed assets and employee related costs, charged to net earnings, per share (in dollars per share)							$ 0.02
Income tax expense due to change in enacted health care laws							$ 7,100,000
Income tax expense due to change in enacted health care laws per diluted share (in dollars per share)							$ 0.03

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.